Stockholders' Equity (Deficit) - Common stock for future issuances (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	35,748,668	77,408,386
Series A redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	0	18,421,897
Series B redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	0	24,137,647
Series C redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	0	11,241,286
Series D redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	0	15,812,735
Common stock reserved for Contingent Consideration Shares
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	15,000,000	0
Exercise of options under stock plans
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	6,711,192	4,813,262
Issuance of options under stock plans
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	7,418,937	2,948,598
Shares available for grant under ESPP
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	1,030,033	0
Warrants to purchase common stock
Class of Stock [Line Items]
Reserved common stock for future issuances (in shares)	5,588,506	32,961